Supplement Dated June 4, 2021
To The Prospectuses Dated April 26, 2021 For

ELITE ACCESS II®, PERSPECTIVE II®, PERSPECTIVE ADVISORY II®,
ELITE ACCESS®, ELITE ACCESS BROKERAGE EDITION®, and PERSPECTIVE L SERIESSM
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced prospectuses. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of a prospectus, please contact us at our Jackson of NY Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-599-5651; www.jackson.com.

➢    In the appendix titled "TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES," all references to the "Morningstar® Developed Markets America Target Market Exposure IndexSM" are deleted and replaced with "Morningstar® Developed Markets Target Market Exposure IndexSM."

______________________________
(To be used with JMV21086NY 04/21, JMV23537NY 04/21, JMV18691NY 04/21, JMV21451NY 04/21, JMV8037NY 04/21, JMV8037BENY 04/21, JMV7697NY 04/21, NV5890 04/21, NV4224 04/21, JMV9476NY 04/21, JMV16966NY 04/21, and JMV9476WFNY 04/21)

NFV100215 06/21

Supplement Dated June 4, 2021
To The Statements of Additional Information Dated April 26, 2021 For

ELITE ACCESS II®, PERSPECTIVE II®, PERSPECTIVE ADVISORY II®,
ELITE ACCESS®, ELITE ACCESS BROKERAGE EDITION®, and PERSPECTIVE L SERIESSM
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced Statements of Additional Information. Please read and keep it together with your Statement of Additional Information for future reference. To obtain a copy of a Statement of Additional Information, please contact us at our Jackson of NY Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-599-5651; www.jackson.com.

➢    In the subsection titled "Trademarks, Service Marks, and Related Disclosures," under the section titled "General Information and History," all references to the "Morningstar® Developed Markets America Target Market Exposure IndexSM" are deleted and replaced with "Morningstar® Developed Markets Target Market Exposure IndexSM."

______________________________
(To be used with NMV21225NY 04/21, NMV24067NY 04/21, NMV20336NY 04/21, NMV22387NY 04/21, NMV8389NY 04/21, NMV12792NY 04/21, NMV8200NY 04/21, NV5913 04/21, NV5639 04/21, NMV9481NY 04/21, and NMV9482NY 04/21)

NFV100217 06/21